UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

High Yield Municipal Bond Fund

Semiannual report 11/30/16

A message to shareholders

Dear shareholder,

From the U.K.'s Brexit vote in June to Donald Trump's presidential election victory in November, the past six months have been marked by significant geopolitical changes. Longer-term interest rates in the United States generally rose during this time, especially in the final weeks of the period, making for a challenging environment for many segments of the fixed-income markets, particularly municipal bonds. The same was true of short-term rates, as the U.S. Federal Reserve decided in December to raise short-term lending rates for the first time in 2016.

The reality of higher interest rates is no surprise; rates around the world had for some time been hovering near historic lows, and in Japan and parts of Europe, central banks have been experimenting with pushing rates into negative territory. It's a trend that couldn't last forever, and the recent rise has been in the making for some time.

That said, fixed income still has a valuable role to play in diversified portfolios. At John Hancock Investments, we believe one of the best ways to navigate today's interest-rate volatility is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
20	Financial statements
23	Financial highlights
26	Notes to financial statements
32	Continuation of investment advisory and subadvisory agreements
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/16 (%)

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

High-yield municipal bonds declined

Increased supply and slowing investor demand contributed to a broad decline in high-yield municipal bonds over the last two months of the reporting period, erasing gains from earlier in the period.

The fund underperformed its benchmark

The fund declined for the period and trailed the return of the Bloomberg Barclays High Yield Municipal Bond Index.

Lower-quality underweight detracted

The fund's underweight position in lower-quality municipal bonds, including a lack of exposure to the rebound in Puerto Rican debt, detracted from performance compared with the benchmark.

PORTFOLIO COMPOSITION AS OF 11/30/16 (%)

■	Revenue	89.8
■	General obligation	6.9
■	Short-term investments and other	3.3

As a percentage of net assets.

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you discuss the market environment for municipal bonds over the six months ended November 30, 2016?

For the first four months of the period, municipal bonds enjoyed a steady rally as substantial investor demand outpaced new supply. As an illustration of the robust level of demand, municipal bond mutual funds enjoyed 54 consecutive weeks of net inflows from September 2015 to October 2016, according to Thomson Reuters Lipper.

That inflow streak ended as investors grew concerned that an improving U.S. economy would lead the U.S. Federal Reserve (Fed) to raise short-term interest rates before the end of year. At the same time, new issuance of municipal securities increased as municipalities looked to take advantage of relatively low interest rates. As a result, the supply-and-demand equation reversed, leading to a sell-off in the municipal bond market. The surprising outcome of the U.S. presidential election in November accelerated this trend as yields rose broadly across all sectors of the bond market, and municipal bonds were no exception.

The end result was negative overall returns for municipal bonds during the six-month period as the Bloomberg Barclays Municipal Bond Index declined by 3.52%. High-yield municipal bonds also declined but held up better than the broader municipal market; the fund's benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, lost 3.00%. High-yield bonds outperformed during the municipal market rally as investors sought out higher-yielding securities in a low interest-rate environment.

Were there any credit issues in the municipal bond market during the reporting period?

Overall credit quality was steady, benefiting from a moderate level of U.S. economic growth. Although we saw some signs of slowing state and local tax revenues, particularly in non-coastal regions of the country, credit issues were limited to a few high-profile instances.

The state of Illinois and the city of Chicago continued to struggle with budget challenges. Illinois completed its 2016 fiscal year in June without ever approving an operating budget, relying instead on stopgap appropriations. Although the state passed legislation to fund the first half of the 2017 fiscal year, Illinois still faces a significant budget deficit and a substantial unfunded pension liability.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

The state budget deal provided some funding relief to the city of Chicago but did not completely solve its budget woes. The state of Illinois received a credit rating downgrade during the six-month period, while Chicago's credit rating was unchanged after a downgrade in early 2016.

Fiscal issues also continued to plague the Commonwealth of Puerto Rico. Crippled by a decade long recession, Puerto Rico had difficulty meeting its debt obligations, leading to a series of defaults on municipal bond interest payments. In June 2016, the U.S. government approved legislation to create a federal control board to oversee Puerto Rico's budget and a possible restructuring of the Commonwealth's debt.

Another U.S. territory, the Virgin Islands, is facing some of the same challenges as Puerto Rico, which resulted in a credit rating downgrade of its municipal debt during the reporting period.

Did these credit issues have any impact on the portfolio?

The fund held small positions in municipal bonds issued by the state of Illinois and the U.S. Virgin Islands. The fund had greater exposure to the city of Chicago, but we have been selective in our Chicago-related holdings and remain confident in the city's ability to meet its debt obligations.

The fund had no direct exposure to Puerto Rico, which proved to be a detractor from fund performance relative to the benchmark. Puerto Rico municipal bonds rallied sharply during the period in response to the U.S. government's budget oversight and debt restructuring legislation.

QUALITY COMPOSITION AS OF 11/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

"Until we get more clarity on the Trump administration's policies, there will likely be some volatility and a tendency toward risk aversion within the municipal market."
Puerto Rico comprised approximately 12% of the benchmark during the reporting period, so the fund's lack of exposure was a key factor behind its overall underperformance relative to the index.

What other factors affected fund performance compared with its benchmark index?

The fund had a shorter duration (a measure of interest-rate sensitivity) than the index during the period. This positioning detracted from fund performance when the municipal bond market rallied early in the period, but it aided relative results when the market reversed course over the last two months. On balance, the fund's duration positioning contributed positively to performance versus the benchmark. We plan to maintain the fund's shorter duration going forward, given our expectations for higher interest rates in 2017.

The fund also benefited from owning several securities that received a credit rating upgrade when the bonds were pre-refunded. (A pre-refunding occurs when a municipality takes advantage of low interest rates to refinance existing bonds, like a homeowner refinancing a mortgage. The municipal

SECTOR COMPOSITION AS OF 11/30/16 (%)

General obligation bonds	**6.9**
Revenue bonds	**89.8**
Health Care	21.2
Development	16.6
Other Revenue	15.7
Airport	10.3
Transportation	9.0
Tobacco	5.2
Pollution	3.8
Education	3.1
Facilities	2.6
Water & Sewer	1.5
Utilities	0.8
Short-term investments and other	**3.3**

As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

entity typically issues new bonds and invests the proceeds in U.S. Treasury securities until the existing bonds can be paid off at a predetermined call date.)

On the downside, the fund's overweight position in higher-quality municipal bonds compared with the index detracted from relative performance. Although higher-rated bonds benefited from a flight to quality during the sell-off late in the period, they underperformed lower-quality securities for the full six months amid strong investor demand for yield.

What themes do you see developing in the municipal bond market as we move into 2017?

One major theme will be the Trump administration's policy initiatives regarding tax reform, infrastructure spending, and healthcare. A plan to lower income-tax rates in the highest tax brackets could make municipal bonds less attractive to investors in these tax brackets. Increased spending on infrastructure could be financed through a substantial increase in municipal bond issuance, which would put downward pressure on municipal bond prices. Healthcare is a sizable component of the municipal bond market, and any changes to the Affordable Care Act will have an impact on this segment of the market. Until we get more clarity on the Trump administration's policies, there will likely be some volatility and a tendency toward risk aversion within the municipal market.

The other significant theme is pension liabilities for state and local governments. As a recent example, the city of Dallas saw its credit rating downgraded because of concerns about an underfunded pension plan for its public safety employees. For this reason, we have limited the fund's exposure to general obligation bonds issued by local governments. Some state and local governments, most notably in California, have begun to address their pension issues, but it is likely to remain an impediment for an extended period of time.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-16	as of 11-30-16	as of 11-30-16
Class A	-2.93	3.52	3.29	-7.23	18.88	38.18	2.71	2.60	4.79
Class B	-4.47	3.24	3.09	-8.42	17.28	35.61	2.05	1.94	3.62
Class C	-0.61	3.58	2.94	-4.64	19.25	33.61	2.06	1.95	3.64
Index 1†	1.74	5.99	3.93	-3.00	33.78	47.02	—	—
Index 2†	-0.22	3.43	4.09	-3.52	18.35	49.29	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	1.00	1.75	1.75
Net (%)	0.90	1.65	1.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	11-30-06	13,561	13,561	14,702	14,929
Class C3	11-30-06	13,361	13,361	14,702	14,929

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2016, with the same investment held until November 30, 2016.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2016, with the same investment held until November 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       10

Actual expenses/actual returns

	Account value on 6-1-2016	Ending value on 11-30-2016	Expenses paid during period ended 11-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$966.60	$4.34	0.88%
Class B	1,000.00	963.00	8.02	1.63%
Class C	1,000.00	963.00	8.02	1.63%

Hypothetical example for comparison purposes

	Account value on 6-1-2016	Ending value on 11-30-2016	Expenses paid during period ended 11-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.70	$4.46	0.88%
Class B	1,000.00	1,016.90	8.24	1.63%
Class C	1,000.00	1,016.90	8.24	1.63%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       11

Fund's investments

As of 11-30-16 (unaudited)
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 96.7%					$188,041,585
(Cost $176,297,908)
Alabama 1.1%					2,227,518
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,227,518
Arizona 3.5%					6,776,990
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	2,500,000	2,409,750
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,251,100
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,116,140
California 5.7%					11,135,573
California Statewide Communities Development Authority Adventist Health System	5.000		03-01-35	1,250,000	1,385,575
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.195 (Z	)	01-01-18	2,950,000	2,911,591
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,098,930
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	1,405,000	1,374,287
Orange County Community Facilities District Esencia Villagers, Series A	5.000		08-15-41	1,000,000	1,050,460
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500		09-01-45	1,545,000	1,625,850
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,688,880
Colorado 4.1%					8,047,358
Colorado Health Facilities Authority Sunny Vista Living Center, Series A (S)	6.125		12-01-45	750,000	777,548
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,000,000	2,100,540
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	2,949,450
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,219,820
Connecticut 1.3%					2,426,328
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	960,000	990,922

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       12

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	$1,435,406
Delaware 0.6%				1,084,210
Charter MAC Equity Trust (S) Series A	6.000	10-31-52	1,000,000	1,084,210
District of Columbia 1.9%				3,768,960
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (D)	6.500	10-01-41	3,000,000	3,768,960
Florida 5.8%				11,243,497
City of Pensacola Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,137,460
Florida Development Finance Corp. Tuscan Isle Champions Gate Project, Series A (S)	6.375	06-01-46	2,150,000	2,082,082
Florida Development Finance Corp. Tuscan Isle Obligated Group, Series A (S)	7.000	06-01-45	2,000,000	2,018,440
Heritage Harbor North Community Development District	6.375	05-01-38	1,190,000	1,200,472
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,027,120
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,178,010
Village Community Development District No. 8	6.375	05-01-38	690,000	722,989
Village Community Development District No. 8 Phase II	6.125	05-01-39	785,000	876,924
Georgia 1.0%				1,964,787
Marietta Development Authority Life University Project	7.000	06-15-30	1,500,000	1,550,685
Municipal Electric Authority of Georgia Series D	5.500	01-01-26	390,000	414,102
Guam 1.2%				2,315,860
Guam Government Series A, GO	7.000	11-15-39	2,000,000	2,315,860
Hawaii 0.6%				1,169,270
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,169,270
Illinois 7.3%				14,176,850
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,004,890
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	945,260
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	788,760
Chicago Board of Education Series G, GO (P)	4.560	03-01-32	1,000,000	999,260

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       13

	Rate (%)		Maturity date	Par value^	Value
Illinois (continued)
Chicago Midway International Airport Series A, AMT	5.000		01-01-41	1,500,000	$1,578,465
Chicago O'Hare International Airport Customer Facility Charge	5.750		01-01-43	2,000,000	2,227,300
City of Chicago Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	1,213,375
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	988,490
County of Cook Series A, GO	5.000		11-15-31	500,000	536,905
Illinois Finance Authority Wesleyan University	5.000		09-01-46	1,000,000	1,047,100
Illinois Sports Facilities Authority State Tax Supported (D)	5.250		06-15-32	750,000	803,445
State of Illinois, GO	5.000		04-01-27	2,000,000	2,043,600
Indiana 1.2%					2,294,195
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,355,825
Town of Chesterton StoryPoint Chesterton Project, Series A (S)	6.125		01-15-34	1,000,000	938,370
Iowa 0.6%					1,071,690
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,071,690
Kansas 0.0%					11,461
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	6.070 (Z	)	06-01-21	15,000	11,461
Kentucky 1.7%					3,278,410
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,196,880
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,081,530
Louisiana 1.7%					3,260,260
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,265,280
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	1,000,000	994,980
Maryland 2.1%					4,127,290
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	981,800
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,033,910
Maryland Economic Development Corp. Purple Line Light Rail Project, AMT	5.000		03-31-51	1,000,000	1,051,490

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       14

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	$1,060,090
Massachusetts 0.5%				1,041,030
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,041,030
Michigan 0.7%				1,295,793
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	518,455
Michigan Finance Authority Detroit Water & Sewer, Series C	5.000	07-01-35	250,000	266,698
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	510,640
Minnesota 2.6%				5,038,410
City of Rochester Homestead at Rochester	5.000	12-01-49	1,000,000	959,520
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,041,980
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,011,430
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,009,140
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,016,340
Mississippi 0.3%				646,581
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	646,581
Missouri 0.5%				880,648
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	880,648
Nevada 0.5%				1,033,290
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,033,290
New Hampshire 0.3%				563,300
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	563,300
New Jersey 5.0%				9,759,680
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	2,000,000	1,909,780
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,058,070
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	992,370

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	$1,009,570
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,146,350
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	1,946,600
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000	06-01-41	2,000,000	1,696,940
New York 11.8%				23,026,880
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	2,500,000	2,858,850
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,350,000	2,459,839
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,097,770
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250	10-01-35	2,000,000	2,334,300
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000	11-15-44	3,850,000	3,900,089
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000	12-01-45	1,000,000	1,050,140
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,000,000	2,055,160
New York Transportation Development Corp. American Airlines, Inc., AMT	5.000	08-01-31	2,000,000	2,028,360
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	200,000	206,720
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	4,460,000	5,035,652
North Carolina 0.6%				1,110,260
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,110,260
Ohio 4.4%				8,577,001
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125	06-01-24	3,365,000	2,938,856
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875	06-01-30	2,500,000	2,106,075
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,516,250
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,015,820
Pennsylvania 3.0%				5,915,678
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	952,710
City of Scranton, GO	5.000	11-15-32	2,600,000	2,662,998

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	$1,232,450
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,067,520
Rhode Island 0.5%				956,660
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	956,660
Tennessee 2.1%				4,063,579
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,063,579
Texas 15.1%				29,342,604
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	1,000,000	1,010,840
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	1,000,360
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,170,220
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,118,510
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,167,010
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,033,780
Fort Bend County Industrial Development Corp. NRG Energy, Inc., Series B	4.750	11-01-42	1,500,000	1,540,110
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,090,130
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	2,100,000	2,103,171
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,118,700
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250	11-01-40	1,575,000	1,717,931
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (S)	5.750	10-01-31	1,000,000	1,043,460
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (S)	5.750	10-01-31	1,000,000	1,043,460
North Texas Tollway Authority Highway Revenue Tolls, Prerefunded, Series A	6.250	01-01-39	2,440,000	2,671,824
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	605,388
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,268,640
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,318,820

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	$1,016,240
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,136,250
Travis County Health Facilities Development Corp. Westminster Manor	7.000	11-01-30	200,000	225,656
Travis County Health Facilities Development Corp. Westminster Manor, Prefunded	7.000	11-01-30	800,000	942,104
Virgin Islands 1.3%				2,529,875
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750	10-01-37	2,500,000	2,529,875
Virginia 2.6%				4,982,839
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,794,299
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,240,000	1,001,300
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,187,240
Washington 1.5%				2,904,345
Washington State Housing Finance Commission Heron's Key, Series A (S)	7.000	07-01-45	500,000	510,125
Washington State Housing Finance Commission Heron's Key, Series B (S)	4.375	01-01-21	1,000,000	1,002,520
Washington State Housing Finance Commission Presbyterian Retirement Community (S)	5.000	01-01-46	1,500,000	1,391,700
Wisconsin 1.5%				2,992,495
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,051,400
Public Finance Authority Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,067,030
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625	09-15-39	750,000	874,065
Wyoming 0.5%				1,000,130
Sweetwater County FMC Corp. Project, AMT	5.600	12-01-35	1,000,000	1,000,130
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$2,874,000
(Cost $2,874,000)
U.S. Government Agency 0.8%				1,526,000
Federal Home Loan Bank Discount Note	0.100	12-01-16	1,526,000	1,526,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       18

	Par value^	Value
Repurchase agreement 0.7%		$1,348,000
Barclays Tri-Party Repurchase Agreement dated 11-30-16 at 0.260% to be repurchased at $981,007 on 12-1-16, collateralized by $728,600 U.S. Treasury Inflation Bonds, 2.500% due 1-15-29 (valued at $1,000,721, including interest)	981,000	981,000
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.030% to be repurchased at $367,000 on 12-1-16, collateralized by $360,000 U.S. Treasury Notes, 2.750% due 2-15-24 (valued at $376,200, including interest)	367,000	367,000
Total investments (Cost $179,171,908)† 98.2%		$190,915,585
Other assets and liabilities, net 1.8%		$3,597,153
Total net assets 100.0%		$194,512,738

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.9
Assured Guaranty Municipal Corp.	0.4
TOTAL	2.3
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $177,313,875. Net unrealized appreciation aggregated to $13,601,710, of which $15,792,313 related to appreciated investment securities and $2,190,603 to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       19

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-16 (unaudited)

Assets
Investments, at value (Cost $179,171,908)	$190,915,585
Cash	411
Receivable for investments sold	962,492
Receivable for fund shares sold	322,882
Interest receivable	3,244,810
Receivable from affiliates	3,785
Other receivables and prepaid expenses	35,478
Total assets	195,485,443
Liabilities
Payable for fund shares repurchased	805,891
Distributions payable	66,772
Payable to affiliates
Accounting and legal services fees	7,433
Transfer agent fees	9,453
Distribution and service fees	37,851
Other liabilities and accrued expenses	45,305
Total liabilities	972,705
Net assets	$194,512,738
Net assets consist of
Paid-in capital	$190,787,181
Undistributed net investment income	493,064
Accumulated net realized gain (loss) on investments	(8,511,184)
Net unrealized appreciation (depreciation) on investments	11,743,677
Net assets	$194,512,738

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($144,774,934 ÷ 18,388,881 shares)[1]	$7.87
Class B ($5,186,801 ÷ 658,826 shares)[1]	$7.87
Class C ($44,551,003 ÷ 5,658,862 shares)[1]	$7.87
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.20

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       20

STATEMENT OF OPERATIONS  For the six months ended 11-30-16 (unaudited)

Investment income
Interest	$5,286,802
Expenses
Investment management fees	605,828
Distribution and service fees	466,819
Accounting and legal services fees	24,618
Transfer agent fees	58,896
Trustees' fees	1,751
State registration fees	32,727
Printing and postage	14,375
Professional fees	28,164
Custodian fees	14,949
Other	4,070
Total expenses	1,252,197
Less expense reductions	(115,138)
Net expenses	1,137,059
Net investment income	4,149,743
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	43,731
Realized loss on investments not meeting investment restrictions	(20,900)
Payment from investment advisor for loss on investments not meeting investment restrictions	20,900
43,731
Change in net unrealized appreciation (depreciation) of
Investments	(11,252,865)
(11,252,865)
Net realized and unrealized loss	(11,209,134)
Decrease in net assets from operations	($7,059,391)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-16	Year ended 5-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,149,743	$8,024,704
Net realized gain	43,731	2,034,957
Change in net unrealized appreciation (depreciation)	(11,252,865)	2,269,455
Increase (decrease) in net assets resulting from operations	(7,059,391)	12,329,116
Distributions to shareholders
From net investment income
Class A	(3,654,982)	(6,867,542)
Class B	(112,126)	(249,936)
Class C	(895,567)	(1,674,661)
Total distributions	(4,662,675)	(8,792,139)
From fund share transactions	22,725	(2,224,919)
Total increase (decrease)	(11,699,341)	1,312,058
Net assets
Beginning of period	206,212,079	204,900,021
End of period	$194,512,738	$206,212,079
Undistributed net investment income	$493,064	$1,005,996

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       22

Financial highlights

Class A Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$8.33		$8.18	$8.17	$8.62	$8.48	$7.82
Net investment income[2]	0.17		0.35	0.37	0.39	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.44)		0.18	0.03	(0.46)	0.12	0.65
Total from investment operations	(0.27)		0.53	0.40	(0.07)	0.50	1.04
Less distributions
From net investment income	(0.19)		(0.38)	(0.39)	(0.38)	(0.36)	(0.38)
Net asset value, end of period	$7.87		$8.33	$8.18	$8.17	$8.62	$8.48
Total return (%)[3,4]	(3.34	) [5]	6.65	4.94	(0.53)	5.91	13.56
Ratios and supplemental data
Net assets, end of period (in millions)	$145		$155	$154	$150	$214	$221
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[6]	1.00	0.98	1.02	0.97	0.97
Expenses including reductions	0.88	[6]	0.90	0.87	0.91	0.87	0.89
Net investment income	4.06	[6]	4.24	4.47	4.85	4.34	4.81
Portfolio turnover (%)	13		22	30	14	25	21

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       23

Class B Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$8.33		$8.18	$8.17	$8.62	$8.48	$7.82
Net investment income[2]	0.14		0.28	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.44)		0.19	0.03	(0.46)	0.12	0.65
Total from investment operations	(0.30)		0.47	0.34	(0.13)	0.43	0.98
Less distributions
From net investment income	(0.16)		(0.32)	(0.33)	(0.32)	(0.29)	(0.32)
Net asset value, end of period	$7.87		$8.33	$8.18	$8.17	$8.62	$8.48
Total return (%)[3,4]	(3.70	) [5]	5.85	4.16	(1.27)	5.12	12.72
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$6	$7	$8	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	[6]	1.75	1.73	1.77	1.72	1.72
Expenses including reductions	1.63	[6]	1.65	1.63	1.66	1.62	1.64
Net investment income	3.32	[6]	3.49	3.73	4.11	3.59	4.06
Portfolio turnover (%)	13		22	30	14	25	21

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       24

Class C Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$8.33		$8.18	$8.17	$8.62	$8.48	$7.82
Net investment income[2]	0.14		0.29	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.44)		0.18	0.03	(0.46)	0.12	0.65
Total from investment operations	(0.30)		0.47	0.34	(0.13)	0.43	0.98
Less distributions
From net investment income	(0.16)		(0.32)	(0.33)	(0.32)	(0.29)	(0.32)
Net asset value, end of period	$7.87		$8.33	$8.18	$8.17	$8.62	$8.48
Total return (%)[3,4]	(3.70	) [5]	5.85	4.16	(1.27)	5.12	12.72
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$46	$44	$44	$64	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	[6]	1.75	1.73	1.77	1.72	1.73
Expenses including reductions	1.63	[6]	1.65	1.63	1.66	1.62	1.64
Net investment income	3.32	[6]	3.49	3.73	4.10	3.59	4.06
Portfolio turnover (%)	13		22	30	14	25	21

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is

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held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. During the six months ended November 30, 2016, the fund realized losses of $20,900 on the disposal of investments not meeting the fund's investment guidelines, which was reimbursed by the Advisor.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended November 30, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2016 were $1,255.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable

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years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2016, the fund has a capital loss carryforward of $10,388,944 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2016:

Capital loss carryforward expiring at May 31			No expiration date
2017	2018	2019	Short-term
$3,292,390	$4,265,466	$487,011	$2,344,077

As of May 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2016, this

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waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended November 30, 2016, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$6,070	Class C	$1,781
Class B	223	Total	$8,074

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in the future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2016 were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.25%	Class C	1.00%
Class B	1.00%

The Distributor has contractually agreed to waive and limit Rule 12b-1 fees for Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees of 0.15%, 0.90% and 0.90%, respectively. The current agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver and limit amounted to $80,510, $2,954 and $23,600 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $320,728 for the six months ended November 30, 2016. Of this amount, $46,474 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $273,116 was paid as sales commissions to broker-dealers and $1,138 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2016, CDSCs received by the Distributor amounted to $9,500, $1,452 and $1,950 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,

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Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$201,275	$44,286
Class B	29,545	1,626
Class C	235,999	12,984
Total	$466,819	$58,896

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2016 and for the year ended May 31, 2016 were as follows:

		Six months ended 11-30-16		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,692,160	$22,459,079	4,370,349	$35,786,273
Distributions reinvested	404,670	3,352,464	757,633	6,195,992
Repurchased	(3,265,778)	(26,774,057)	(5,409,576)	(44,142,542)
Net decrease	(168,948)	($962,514)	(281,594)	($2,160,277)
Class B shares
Sold	7,266	$61,026	28,179	$230,546
Distributions reinvested	11,546	95,689	25,742	210,437
Repurchased	(95,205)	(783,004)	(169,128)	(1,380,885)
Net decrease	(76,393)	($626,289)	(115,207)	($939,902)
Class C shares
Sold	567,038	$4,729,945	911,348	$7,472,374
Distributions reinvested	96,007	795,084	179,720	1,469,817
Repurchased	(475,056)	(3,913,501)	(988,286)	(8,066,931)
Net increase	187,989	$1,611,528	102,782	$875,260
Total net increase (decrease)	(57,352)	$22,725	(294,019)	($2,224,919)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $33,951,922 and $25,716,133, respectively, for the six months ended November 30, 2016.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

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Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three- and five-year periods. The Board also noted that the fund underperformed its peer group for the one-,

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three- and five-year periods ended December 31, 2015. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and the differences in the fund's investment strategies relative to the Lipper peer group. The Board concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

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(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

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regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       36

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF336780	59SA 11/16 1/17

John Hancock

Tax-Free Bond Fund

Semiannual report 11/30/16

A message to shareholders

Dear shareholder,

From the U.K.'s Brexit vote in June to Donald Trump's presidential election victory in November, the past six months have been marked by significant geopolitical changes. Longer-term interest rates in the United States generally rose during this time, especially in the final weeks of the period, making for a challenging environment for many segments of the fixed-income markets, particularly municipal bonds. The same was true of short-term rates, as the U.S. Federal Reserve decided in December to raise short-term lending rates for the first time in 2016.

The reality of higher interest rates is no surprise; rates around the world had for some time been hovering near historic lows, and in Japan and parts of Europe, central banks have been experimenting with pushing rates into negative territory. It's a trend that couldn't last forever, and the recent rise has been in the making for some time.

That said, fixed income still has a valuable role to play in diversified portfolios. At John Hancock Investments, we believe one of the best ways to navigate today's interest-rate volatility is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals, and that they aren't overly reliant on interest rates as the primary driver of returns.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
25	Financial statements
28	Financial highlights
31	Notes to financial statements
37	Continuation of investment advisory and subadvisory agreements
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/16 (%)

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Municipal bonds declined

Increased supply and slowing investor demand contributed to a broad decline in municipal bonds over the last two months of the reporting period, erasing gains from earlier in the period.

The fund underperformed its benchmark

The fund declined for the period and trailed the return of the Bloomberg Barclays Municipal Bond Index.

Longer duration detracted

The fund's greater interest-rate sensitivity compared with the index was the key factor behind its overall underperformance.

PORTFOLIO COMPOSITION AS OF 11/30/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you discuss the market environment for municipal bonds over the six months ended November 30, 2016?

For the first four months of the period, municipal bonds enjoyed a steady rally as substantial investor demand outpaced new supply. As an illustration of the robust level of demand, municipal bond mutual funds enjoyed 54 consecutive weeks of net inflows from September 2015 to October 2016, according to Thomson Reuters Lipper.

That inflow streak ended as investors grew concerned that an improving U.S. economy would lead the U.S. Federal Reserve (Fed) to raise short-term interest rates before the end of year. At the same time, new issuance of municipal securities increased as municipalities looked to take advantage of relatively low interest rates. As a result, the supply-and-demand equation reversed, leading to a sell-off in the municipal bond market. The surprising outcome of the U.S. presidential election in November accelerated this trend as yields rose broadly across all sectors of the bond market, and municipal bonds were no exception.

The end result was negative overall returns for municipal bonds during the six-month period as the fund's benchmark, the Bloomberg Barclays Municipal Bond Index, declined by 3.52%. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, lost 0.92%.

Were there any credit issues in the municipal bond market during the reporting period?

Overall credit quality was steady, benefiting from a moderate level of U.S. economic growth. Although we saw some signs of slowing state and local tax revenues, particularly in non-coastal regions of the country, credit issues were limited to a few high-profile instances.

The state of Illinois and the city of Chicago continued to struggle with budget challenges. Illinois completed its 2016 fiscal year in June without ever approving an operating budget, relying instead on stopgap appropriations. Although the state passed legislation to fund the first half of the 2017 fiscal year, Illinois still faces a significant budget deficit and a substantial unfunded pension liability. The state budget deal provided some funding relief to the city of Chicago but did not completely

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

solve its budget woes. The state of Illinois received a credit rating downgrade during the six-month period, while Chicago's credit rating was unchanged after a downgrade in early 2016.

Fiscal issues also continued to plague the Commonwealth of Puerto Rico. Crippled by a decade long recession, Puerto Rico had difficulty meeting its debt obligations, leading to a series of defaults on municipal bond interest payments. In June 2016, the U.S. government approved legislation to create a federal control board to oversee Puerto Rico's budget and a possible restructuring of the Commonwealth's debt.

Another U.S. territory, the Virgin Islands, is facing some of the same challenges as Puerto Rico, which resulted in a credit rating downgrade of its municipal debt during the reporting period.

Did these credit issues have any impact on the portfolio?

The fund had no direct exposure to Puerto Rico and held very small positions in municipal bonds issued by the state of Illinois and the U.S. Virgin Islands. The fund had some exposure to the city of Chicago, but we have been selective in our Chicago-related holdings and remain confident in the city's ability to meet its debt obligations.

What factors affected fund performance compared with its benchmark index?

The fund had a longer duration (a measure of interest-rate sensitivity) than the index during the six-month period. This positioning was beneficial for fund performance when the municipal bond market rallied early in the period, but it was a drag on relative results when the market reversed

QUALITY COMPOSITION AS OF 11/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

"Until we get more clarity on the Trump administration's policies, there will likely be some volatility and a tendency toward risk aversion within the municipal market."
course over the last two months. On balance, the fund's duration positioning detracted from performance versus the benchmark.

On the positive side, the fund benefited from its positions in lower-quality municipal bonds, which outperformed during the reporting period as investors sought out higher-yielding securities in a low interest-rate environment. Although higher-rated bonds benefited from a flight to quality during the sell-off late in the period, lower-quality securities held up better for the full six months.

From a sector perspective, the fund held an overweight position in electric utility securities compared with the benchmark. These securities benefited from stable to declining energy prices during the reporting period. In addition, several of the fund's holdings in this sector received a credit rating upgrade when the bonds were pre-refunded. (A pre-refunding occurs when a municipality takes advantage of low interest rates to refinance existing bonds, like a homeowner refinancing a mortgage. The

SECTOR COMPOSITION AS OF 11/30/16 (%)

General obligation bonds	**5.3**
Revenue bonds	**92.9**
Transportation	17.8
Other Revenue	16.8
Utilities	12.8
Health Care	12.4
Airport	8.0
Water & Sewer	8.0
Education	5.6
Development	5.1
Tobacco	2.4
Facilities	2.0
Pollution	1.6
Housing	0.4
Short-term investments and other	**1.8**

As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

municipal entity typically issues new bonds and invests the proceeds in U.S. Treasury securities until the existing bond can be paid off at a predetermined call date.)

Fund holdings in the healthcare sector detracted from performance following the presidential election because of uncertainty about the future of the Affordable Care Act (ACA). However, the fund had limited exposure to this segment of the municipal bond market.

What themes do you see developing in the municipal bond market as we move into 2017?

One major theme will be the Trump administration's policy initiatives regarding tax reform, infrastructure spending, and healthcare. A plan to lower income-tax rates in the highest tax brackets could make municipal bonds less attractive to investors in these tax brackets. Increased spending on infrastructure could be financed through a substantial increase in municipal bond issuance, which would put downward pressure on municipal bond prices. Healthcare is a sizable component of the municipal bond market, and any changes to the ACA will have an impact on this segment of the market. Until we get more clarity on the Trump administration's policies, there will likely be some volatility and a tendency toward risk aversion within the municipal market.

The other significant theme is pension liabilities for state and local governments. As a recent example, the city of Dallas saw its credit rating downgraded because of concerns about an underfunded pension plan for its public safety employees. For this reason, we have limited the fund's exposure to general obligation bonds issued by local governments. Some state and local governments, most notably in California, have begun to address their pension issues, but it is likely to remain an impediment for an extended period of time.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-16	as of 11-30-16	as of 11-30-16
Class A	-4.64	2.54	3.13	-7.81	13.39	36.16	1.84	1.74	3.25
Class B	-6.17	2.26	2.94	-9.08	11.80	33.56	1.15	1.04	2.03
Class C	-2.34	2.61	2.78	-5.31	13.74	31.58	1.15	1.04	2.03
Index†	-0.22	3.43	4.09	-3.52	18.35	49.29	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	0.92	1.67	1.67
Net (%)	0.82	1.57	1.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	11-30-06	13,356	13,356	14,929
Class C3	11-30-06	13,158	13,158	14,929

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2016, with the same investment held until November 30, 2016.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2016, with the same investment held until November 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       10

Actual expenses/actual returns

	Account value on 6-1-2016	Ending value on 11-30-2016	Expenses paid during period ended 11-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$959.90	$3.98	0.81%
Class B	1,000.00	956.30	7.65	1.56%
Class C	1,000.00	956.30	7.65	1.56%

Hypothetical example for comparison purposes

	Account value on 6-1-2016	Ending value on 11-30-2016	Expenses paid during period ended 11-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,021.00	$4.10	0.81%
Class B	1,000.00	1,017.20	7.89	1.56%
Class C	1,000.00	1,017.20	7.89	1.56%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       11

Fund's investments

As of 11-30-16 (unaudited)
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 98.2%					$577,259,304
(Cost $547,259,318)
Alabama 0.4%					2,227,520
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,227,520
Alaska 0.6%					3,526,225
Alaska Municipal Bond Bank Authority Series 4, AMT (D)	5.000		12-01-34	2,165,000	2,299,815
Alaska Municipal Bond Bank Authority Series 4, AMT (D)	5.000		12-01-35	1,160,000	1,226,410
Arizona 2.4%					14,260,049
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,160,700
Industrial Development Authority of the City of Phoenix Lease Revenue	5.375		02-01-41	1,000,000	963,900
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000		01-01-35	3,000,000	3,323,070
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000		01-01-38	5,000,000	5,503,049
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,112,280
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,197,050
California 12.9%					75,711,743
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,181,940
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,056,960
California State Public Works Board Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,107,760
City of Irvine Community Facilities, District 2013-3	4.000		09-01-49	500,000	458,240
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,110,530
City of San Francisco Public Utilities Commission Water Revenue, Series A	5.000		11-01-45	1,500,000	1,619,640
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.633 (Z	)	01-01-19	30,000,000	28,989,000
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,296,790
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	2,035,000	1,990,515

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       12

	Rate (%)		Maturity date	Par value^	Value
California (continued)
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	$1,285,820
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,285,100
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,104,660
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,775,050
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	1,370,000	1,410,853
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,321,510
San Diego Unified School District Series I, GO	4.159 (Z	)	07-01-39	1,250,000	491,438
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.802 (Z	)	01-01-20	2,000,000	1,891,240
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	4,704,120
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,115,068
Santa Ana Financing Authority Police Administration & Holding Facility, Prerefunded (D)	6.250		07-01-19	995,000	1,115,236
State of California, GO	5.000		02-01-38	5,375,000	5,899,493
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,176,150
University of California Series I	5.000		05-15-40	3,000,000	3,324,630
Colorado 4.1%					24,201,678
City & County of Denver Series A	4.000		08-01-46	2,500,000	2,444,600
City & County of Denver Series A	5.000		08-01-44	3,000,000	3,317,040
City & County of Denver Airport Revenue Series A	5.250		11-15-36	5,250,000	5,750,798
City of Colorado Springs Utilities System Revenue Series C	5.250		11-15-42	1,040,000	1,104,490
Denver Convention Center Hotel Authority Senior	5.000		12-01-40	2,500,000	2,610,025
Park Creek Metropolitan District Senior Limited Property Tax	5.000		12-01-45	2,500,000	2,625,675
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,129,230
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,219,820

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       13

	Rate (%)		Maturity date	Par value^	Value
Connecticut 0.8%					$4,910,290
Connecticut State Health & Educational Facility Authority Church Home of Hartford, Inc. (S)	5.000		09-01-46	2,000,000	1,848,700
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,061,590
District of Columbia 3.0%					17,611,136
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500		05-15-33	4,880,000	5,557,637
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.484 (Z	)	10-01-33	6,565,000	3,103,735
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.583 (Z	)	10-01-36	7,250,000	2,942,050
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.594 (Z	)	10-01-35	6,470,000	2,742,504
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (D)	6.500		10-01-41	1,750,000	2,198,560
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,066,650
Florida 3.7%					21,489,040
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,105,020
County of Miami-Dade Aviation Revenue	5.000		10-01-41	2,000,000	2,166,300
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,354,300
JEA Electric System Revenue Series Three, D-2	5.000		10-01-38	7,000,000	7,554,820
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000		11-15-44	500,000	530,285
Miami Beach Redevelopment Agency City Center (D)	5.000		02-01-44	2,500,000	2,709,450
Orange County Health Facilities Authority Presbyterian Retirement Communities (C)	5.000		08-01-41	2,000,000	2,078,920
Orange County Health Facilities Authority Presbyterian Retirement Communities (C)	5.000		08-01-47	2,500,000	2,593,100
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	380,000	396,845
Georgia 0.8%					4,704,616
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000		07-01-36	2,000,000	2,120,260
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,574,320
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series Z, Escrowed to Maturity (D)	5.500		01-01-20	10,000	10,036

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       14

	Rate (%)		Maturity date	Par value^	Value
Guam 0.4%					$2,246,980
Guam Government Section 30, Series A	5.750		12-01-34	1,000,000	1,124,850
Guam International Airport Authority Series C, AMT (D)	6.125		10-01-43	1,000,000	1,122,130
Illinois 4.2%					24,737,856
Chicago Midway International Airport Series B	5.000		01-01-46	5,000,000	5,389,450
Chicago O'Hare International Airport Customer Facility Charge (D)	5.500		01-01-43	2,000,000	2,212,880
Chicago O'Hare International Airport Series A	5.750		01-01-39	3,200,000	3,575,104
City of Chicago Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	969,530
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	988,490
City of Chicago Wastewater Transmission Revenue, Series C	5.000		01-01-39	3,000,000	3,121,260
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,670,955
Lake County Community Consolidated School District No. 24, GO (D)	3.348 (Z	)	01-01-22	2,440,000	2,058,604
State of Illinois, GO (D)	4.000		02-01-31	1,000,000	961,170
State of Illinois, GO	4.000		06-01-35	2,000,000	1,708,460
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,068,750
Will County Community Unit School District No. 365 Pre-refunded, GO (D)	2.666 (Z	)	11-01-21	1,130,000	1,013,203
Indiana 0.6%					3,277,320
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,277,320
Iowa 0.2%					923,690
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375		06-01-38	1,000,000	923,690
Kentucky 0.2%					1,048,890
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,048,890
Louisiana 1.3%					7,443,930
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,044,200
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,601,150
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,692,720

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	$2,105,860
Massachusetts 13.6%				80,217,252
Boston Housing Authority Capital Funding Program (D)	5.000	04-01-28	2,000,000	2,087,860
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500	11-01-17	1,000,000	1,041,510
Commonwealth of Massachusetts Series C, GO (D)	5.500	12-01-24	8,000,000	9,744,400
Commonwealth of Massachusetts Series E, GO (D)	5.000	11-01-25	1,000,000	1,184,100
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,611,104
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,064,650
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,079,270
Massachusetts Development Finance Agency Carleton Willard Village	5.625	12-01-30	850,000	919,207
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (S)	5.250	11-01-42	1,000,000	1,005,250
Massachusetts Development Finance Agency Draper Laboratory	5.875	09-01-30	2,000,000	2,159,580
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	2,000,000	2,083,400
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,602,575
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000	10-15-40	2,500,000	2,813,350
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,081,320
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,102,420
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,007,000
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	4,500,000	4,942,305
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,573,305
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	520,000	521,752
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750	07-01-39	1,000,000	1,074,120
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250	07-01-30	1,000,000	1,098,600
Massachusetts Health & Educational Facilities Authority Tufts University	5.375	08-15-38	350,000	373,937

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       16

	Rate (%)		Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	$1,055,130
Massachusetts Port Authority Boston Fuel Project, AMT (D)	5.000		07-01-32	1,770,000	1,797,116
Massachusetts Port Authority ConRAC Project, Series A	5.125		07-01-41	1,500,000	1,607,655
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,237,020
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	1,096,020
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.878 (Z	)	05-01-19	1,000,000	955,440
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,610,080
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.941 (Z	)	01-01-20	1,000,000	941,580
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,336
Massachusetts Water Pollution Abatement Trust Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,217
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,080,070
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	6,575,000	7,359,726
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,073,300
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000		07-01-41	2,000,000	2,195,320
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250		07-01-36	3,475,000	3,872,227
Michigan 3.8%					22,515,511
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,134,340
Great Lakes Water Authority Sewage Disposal System Revenue Second Lien, Series C	5.000		07-01-36	7,000,000	7,477,820
Michigan Finance Authority Henry Ford Health System	4.000		11-15-46	8,000,000	7,382,400
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	269,090
Michigan Finance Authority Local Government Loan Program	5.000		07-01-44	3,000,000	3,148,470
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	1,500,000	1,531,920
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,571,471

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Minnesota 0.2%				$1,432,973
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,432,973
Nebraska 2.6%				15,577,552
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,523,559
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200	02-01-17	255,000	257,323
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,376,320
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,420,350
New Jersey 2.6%				15,405,922
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,435,177
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,514,355
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,574,105
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,561,170
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	3,250,000	3,163,225
Tobacco Settlement Financing Corp. Series 1A	4.500	06-01-23	2,140,000	2,157,890
New York 20.4%				119,948,915
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250	07-15-40	1,000,000	1,139,750
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	1,000,000	1,143,540
City of New York Refunded, Series E-1, GO	6.250	10-15-28	480,000	525,000
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,111,740
City of New York Series E-1, GO	6.250	10-15-28	20,000	21,804
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	4,500,000	5,071,950
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,610,355
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,107,110
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,332,000
Metropolitan Transportation Authority Transit Revenue, Series B	5.000	11-15-34	1,000,000	1,085,830

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       18

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
Monroe County Industrial Development Corp. University of Rochester, Series A	5.000		07-01-41	1,000,000	$1,092,730
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	230,000	246,153
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	770,000	816,585
New York City Municipal Water Finance Authority Water Revenue, Series D	2.034 (Z	)	06-15-20	2,000,000	1,860,440
New York City Municipal Water Finance Authority Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,236,130
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,072,040
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	6,000,000	6,432,240
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,090,479
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,193,140
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,206,700
New York Convention Center Development Corp. Hotel Unit Fee Secured, Series A	5.000		11-15-46	5,000,000	5,510,950
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,398,705
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,537,650
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,092,540
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,097,770
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,501,450
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,532,525
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	590,000	599,198
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,459,553
New York State Dormitory Authority General Purpose, Series E	5.000		02-15-35	1,000,000	1,086,780
New York State Dormitory Authority Income Tax Revenue, Series A	5.000		02-15-39	2,500,000	2,660,475
New York State Dormitory Authority Mount Sinai School of Medicine	5.125		07-01-39	1,000,000	1,091,600
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,082,610
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,053,780

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       19

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	$1,094,040
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000		03-15-43	1,000,000	1,101,200
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000		07-01-35	5,000,000	5,531,500
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,218,520
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,073,320
New York State Thruway Authority Highway Revenue Tolls, Series A	5.000		01-01-51	1,750,000	1,872,518
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-41	1,500,000	1,526,265
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-46	2,500,000	2,537,575
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250		01-01-50	2,500,000	2,568,950
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (S)	5.250		11-01-42	500,000	504,195
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.449 (Z	)	07-01-29	5,330,000	3,057,501
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	4,500,000	4,651,200
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,132,040
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,557,344
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,125,600
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	1,120,490
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,222,990
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	2.488 (Z	)	04-01-22	2,230,000	1,952,365
Ohio 1.2%					7,045,945
American Municipal Power, Inc. Greenup Hydroelectric Project, Series A	5.000		02-15-46	500,000	538,970
County of Hamilton Refunding and Improvement Life Enriching Community	5.000		01-01-46	500,000	508,750
County of Hamilton Refunding and Improvement Life Enriching Community	5.000		01-01-51	500,000	503,975

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	$5,494,250
Oklahoma 0.7%				4,385,640
Grand River Dam Authority Series A	5.250	06-01-40	4,000,000	4,385,640
Pennsylvania 0.9%				5,249,033
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,161,460
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,232,450
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,768,566
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000	09-01-38	5,000	5,410
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000	09-01-38	5,000	5,410
The School District of Philadelphia Prerefunded 2015-2, Series E, GO	6.000	09-01-38	5,000	5,410
The School District of Philadelphia Prerefunded 2015-3, Series E, GO	6.000	09-01-38	5,000	5,410
The School District of Philadelphia Prerefunded, Series E, GO	6.000	09-01-38	60,000	64,917
Rhode Island 0.4%				2,219,451
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,219,451
South Carolina 0.4%				2,167,403
South Carolina State Public Service Authority Prerefunded, Series A	5.500	01-01-38	475,000	515,408
South Carolina State Public Service Authority Santee Cooper, Series E	5.000	01-01-40	1,500,000	1,651,995
Tennessee 0.4%				2,181,590
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,181,590
Texas 12.7%				74,375,572
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,021,680
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	530,415
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	533,395
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,153,420

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       21

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Austin Electric Utility Revenue (D)	5.000	11-15-37	5,000,000	$5,439,400
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,966,012
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,950,619
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-35	2,315,000	2,599,768
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	623,240
City Public Service Board of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,459,050
City Public Service Board of San Antonio Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,658,777
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,678,050
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,641,425
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,451,760
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,390,850
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	5,000	5,494
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	15,000	16,483
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	10,000	10,989
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	4,090,223
Lower Colorado River Authority Transmission Services Corp.	5.000	05-15-46	1,150,000	1,248,291
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,668,400
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,104,988
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	5.000	11-01-40	1,000,000	1,016,390
Newark Cultural Education Facilities Finance Corp.	5.000	11-15-40	3,000,000	3,267,540
North Texas Tollway Authority Highway Revenue Tolls, Series A	5.000	01-01-39	700,000	771,358
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,542,175
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,535,380

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       22

	Rate (%)	Maturity date	Par value^	Value
Vermont 0.2%				$1,073,500
Vermont Educational & Health Buildings Financing Agency University of Vermont Medical Center Project	5.000	12-01-46	1,000,000	1,073,500
Virgin Islands 0.4%				2,475,340
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750	10-01-37	2,000,000	2,023,900
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	451,440
Virginia 0.2%				1,055,470
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,055,470
Washington 0.1%				498,092
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	498,092
Wisconsin 1.3%				7,855,360
Public Finance Authority Rose Villa Project, Series A	5.000	11-15-24	1,000,000	1,037,180
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,051,400
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	6,000,000	5,766,780
Wyoming 0.5%				3,257,820
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,257,820
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$9,829,000
(Cost $9,829,000)
U.S. Government Agency 1.0%				5,684,000
Federal Farm Credit Bank Discount Note	0.180	12-01-16	466,000	466,000
Federal Home Loan Bank Discount Note	0.100	12-01-16	5,218,000	5,218,000
			Par value^	Value
Repurchase agreement 0.7%				4,145,000
Barclays Tri-Party Repurchase Agreement dated 11-30-16 at 0.260% to be repurchased at $3,357,024 on 12-1-16, collateralized by $2,493,100 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $3,424,236, including interest)			3,357,000	3,357,000
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.030% to be repurchased at $788,001 on 12-1-16, collateralized by $770,000 U.S. Treasury Notes, 2.750% due 2-15-24 (valued at $804,650, including interest)			788,000	788,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       23

Par value^	Value
Repurchase agreement (continued)
Total investments (Cost $557,088,318)† 99.9%	$587,088,304
Other assets and liabilities, net 0.1%	$532,236
Total net assets 100.0%	$587,620,540

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	3.8
National Public Finance Guarantee Corp.	2.8
Ambac Financial Group, Inc.	2.6
Assured Guaranty Corp.	2.4
XL Capital Assurance, Inc.	0.2
Total	11.8
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $553,763,200. Net unrealized appreciation aggregated to $33,325,104, of which $43,018,775 related to appreciated investment securities and $9,693,671 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       24

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-16 (unaudited)

Assets
Investments, at value (Cost $557,088,318)	$587,088,304
Cash	547
Receivable for fund shares sold	324,503
Interest receivable	6,907,868
Receivable from affiliates	4,836
Other receivables and prepaid expenses	33,731
Total assets	594,359,789
Liabilities
Payable for delayed delivery securities purchased	4,930,525
Payable for fund shares repurchased	1,431,577
Distributions payable	210,648
Payable to affiliates
Accounting and legal services fees	21,385
Transfer agent fees	27,706
Distribution and service fees	48,360
Other liabilities and accrued expenses	69,048
Total liabilities	6,739,249
Net assets	$587,620,540
Net assets consist of
Paid-in capital	$581,447,231
Accumulated distributions in excess of net investment income	(122,323)
Accumulated net realized gain (loss) on investments	(23,704,354)
Net unrealized appreciation (depreciation) on investments	29,999,986
Net assets	$587,620,540

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($525,413,197 ÷ 54,715,111 shares)[1]	$9.60
Class B ($5,498,661 ÷ 572,592 shares)[1]	$9.60
Class C ($56,708,682 ÷ 5,906,532 shares)[1]	$9.60
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.00

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       25

STATEMENT OF OPERATIONS  For the six months ended 11-30-16 (unaudited)

Investment income
Interest	$13,377,793
Expenses
Investment management fees	1,686,984
Distribution and service fees	1,032,857
Accounting and legal services fees	71,750
Transfer agent fees	171,839
Trustees' fees	5,007
State registration fees	35,380
Printing and postage	29,063
Professional fees	37,090
Custodian fees	39,353
Other	6,764
Total expenses	3,116,087
Less expense reductions	(335,882)
Net expenses	2,780,205
Net investment income	10,597,588
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	3,311,356
3,311,356
Change in net unrealized appreciation (depreciation) of
Investments	(38,904,321)
(38,904,321)
Net realized and unrealized loss	(35,592,965)
Decrease in net assets from operations	($24,995,377)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       26

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-16	Year ended 5-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$10,597,588	$21,271,981
Net realized gain (loss)	3,311,356	(3,637,807)
Change in net unrealized appreciation (depreciation)	(38,904,321)	12,909,660
Increase (decrease) in net assets resulting from operations	(24,995,377)	30,543,834
Distributions to shareholders
From net investment income
Class A	(9,825,475)	(20,016,176)
Class B	(86,810)	(216,897)
Class C	(845,669)	(1,752,713)
Total distributions	(10,757,954)	(21,985,786)
From fund share transactions	5,974,769	23,735,657
Total increase (decrease)	(29,778,562)	32,293,705
Net assets
Beginning of period	617,399,102	585,105,397
End of period	$587,620,540	$617,399,102
Undistributed (accumulated distributions in excess of) net investment income	($122,323)	$38,043

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       27

Financial highlights

Class A Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$10.18		$10.04	$10.07	$10.31	$10.37	$9.70
Net investment income[2]	0.17		0.37	0.39	0.41	0.41	0.43
Net realized and unrealized gain (loss) on investments	(0.57)		0.15	(0.02)	(0.24)	(0.06)	0.67
Total from investment operations	(0.40)		0.52	0.37	0.17	0.35	1.10
Less distributions
From net investment income	(0.18)		(0.38)	(0.40)	(0.41)	(0.41)	(0.43)
Net asset value, end of period	$9.60		$10.18	$10.04	$10.07	$10.31	$10.37
Total return (%)[3,4]	(4.01	) [5]	5.33	3.75	1.88	3.40	11.61
Ratios and supplemental data
Net assets, end of period (in millions)	$525		$551	$520	$394	$447	$442
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	[6]	0.92	0.93	0.95	0.94	0.95
Expenses including reductions	0.81	[6]	0.81	0.82	0.84	0.84	0.86
Net investment income	3.38	[6]	3.70	3.86	4.24	3.94	4.30
Portfolio turnover (%)	14		13	10 [7]	12	11	25

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       28

Class B Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$10.18		$10.04	$10.07	$10.31	$10.37	$9.70
Net investment income[2]	0.13		0.30	0.32	0.34	0.33	0.36
Net realized and unrealized gain (loss) on investments	(0.57)		0.15	(0.02)	(0.24)	(0.06)	0.67
Total from investment operations	(0.44)		0.45	0.30	0.10	0.27	1.03
Less distributions
From net investment income	(0.14)		(0.31)	(0.33)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$9.60		$10.18	$10.04	$10.07	$10.31	$10.37
Total return (%)[3,4]	(4.37	) [5]	4.55	2.98	1.12	2.63	10.78
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$7	$8	$6	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	[6]	1.67	1.68	1.70	1.69	1.70
Expenses including reductions	1.56	[6]	1.56	1.57	1.59	1.59	1.61
Net investment income	2.63	[6]	2.95	3.11	3.48	3.18	3.54
Portfolio turnover (%)	14		13	10 [7]	12	11	25

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       29

Class C Shares Period ended	11-30-16	[1]	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$10.18		$10.04	$10.06	$10.30	$10.37	$9.70
Net investment income[2]	0.13		0.30	0.32	0.34	0.33	0.36
Net realized and unrealized gain (loss) on investments	(0.57)		0.15	(0.01)	(0.24)	(0.07)	0.67
Total from investment operations	(0.44)		0.45	0.31	0.10	0.26	1.03
Less distributions
From net investment income	(0.14)		(0.31)	(0.33)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$9.60		$10.18	$10.04	$10.06	$10.30	$10.37
Total return (%)[3,4]	(4.37	) [5]	4.55	3.08	1.12	2.53	10.78
Ratios and supplemental data
Net assets, end of period (in millions)	$57		$60	$57	$35	$53	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	[6]	1.67	1.68	1.70	1.69	1.70
Expenses including reductions	1.56	[6]	1.56	1.57	1.59	1.59	1.61
Net investment income	2.63	[6]	2.95	3.10	3.48	3.19	3.54
Portfolio turnover (%)	14		13	10 [7]	12	11	25

1	Six months ended 11-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       30

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       31

agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended November 30, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2016 were $1,682.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       32

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2016, the fund has a capital loss carryforward of $28,663,853 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2016:

Capital loss carryforward expiring at May 31			No expiration date
2017	2018	2019	Short-term	Long-term
$5,383,181	$3,499,079	$490,608	$10,953,194	$8,337,791

Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

As of May 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to the following for the six months ended November 30, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$21,019	Class C	$2,298
Class B	236	Total	$23,553

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended November 30, 2016 were equivalent to a net annual effective rate of 0.53% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $278,724, $3,127 and $30,478 for Class A, Class B and Class C shares for the six months ended November 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $497,510 for the six months ended November 30, 2016. Of this amount, $70,681 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $391,033 was paid as sales commissions to broker-dealers and $35,796 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       34

applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2016, CDSCs received by the Distributor amounted to $1,161, $4,612 and $3,748 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$696,809	$153,351
Class B	31,266	1,721
Class C	304,782	16,767
Total	$1,032,857	$171,839

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balaced	Days outstanding	Weighted average interest rate	Interest income
Lender	$14,409,271	4	0.715%	$1,145

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2016 and year ended May 31, 2016 were as follows:

		Six months ended 11-30-16		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,484,567	$35,496,126	7,477,341	$75,308,152
Distributions reinvested	850,980	8,607,172	1,732,294	17,419,423
Repurchased	(3,728,961)	(37,757,268)	(6,910,539)	(69,364,777)
Net increase	606,586	$6,346,030	2,299,096	$23,362,798

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		Six months ended 11-30-16		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class B shares
Sold	8,682	$88,674	37,785	$381,745
Distributions reinvested	7,533	76,256	18,473	185,690
Repurchased	(98,994)	(1,005,164)	(172,405)	(1,732,177)
Net decrease	(82,779)	($840,234)	(116,147)	($1,164,742)
Class C shares
Sold	555,963	$5,677,537	1,043,882	$10,505,508
Distributions reinvested	75,380	762,357	155,080	1,559,202
Repurchased	(590,766)	(5,970,921)	(1,047,492)	(10,527,109)
Net increase	40,577	$468,973	151,470	$1,537,601
Total net increase	564,384	$5,974,769	2,334,419	$23,735,657

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $95,258,879 and $86,584,761, respectively, for the six months ended November 30, 2016.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Series Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

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The Board noted that the fund underperformed its benchmark index for the one-, three- and five year periods ended December 31, 2015. The Board also noted that the fund underperformed its peer group average for the one, three- and five-year periods ended December 31, 2015. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the ten-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       39

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the Independent third party provider of fund data, to the extent available. The Board noted that limited size of the Lipper peer group median was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF336784	52SA 11/16 1/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2017